KEY MANAGEMENT COMPENSATION	12 Months Ended
Dec. 31, 2019
Key Management Compensation [Abstract]
KEY MANAGEMENT COMPENSATION [Text Block]

12. KEY MANAGEMENT COMPENSATION

The Company's related parties include its directors and officers, who are the key management of the Company.  The remuneration of key management was as follows:

For the year ended December 31,	2019	2018
	$	$
Salaries and director fees	832,566	830,698
Share-based payments	367,133	501,900

KEY MANAGEMENT COMPENSATION	1,199,699	1,332,598

Share-based payments represent the fair value of stock options previously granted to directors and officers that was recognized in the Company's consolidated financial statements during the years presented above.